ORGANIZATION AND BASIS OF PRESENTATION (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 19, 2021 CNY (¥)	Dec. 19, 2021 USD ($)	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company			0.00%
BEST Express | Held for sale
ORGANIZATION AND BASIS OF PRESENTATION
Proceeds from Divestiture of Businesses	¥ 3,876,286	$ 608,274
BEST BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST Capital
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST Capital BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
Store Cayman
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
Store BVI
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
Store HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST Capital HK
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST China
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST Store
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST Technology
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST Finance
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
BEST Ningbo
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			100.00%
Xinyuan leasing asset backed special plan I
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			0.00%
Percentage of equity interest in VIE attributable to the Company			0.00%
Yunnan Trust Plan
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in subsidiary attributable to the Company			0.00%
BEST Information Technology
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company			0.00%
Hangzhou Baijia
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest in VIE attributable to the Company			0.00%